Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss attributable to Momo Inc.	$ (25,415)	$ (9,326)	$ (3,839)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(1,185)	181	(18)
Comprehensive loss attributable to Momo Inc.	$ (26,600)	$ (9,145)	$ (3,857)